UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04700

                                   The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:   September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) total return of The Gabelli Equity Trust (the “Fund”) was 3.7%, compared with total returns of 3.9% and 2.8% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 5.5%. The Fund’s NAV per share was $5.83, while the price of the publicly traded shares closed at $5.64 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	3.73%	14.92%	16.24%	7.85%	9.53%	9.57%	10.29%	10.63%
Investment Total Return (c)	5.48	21.33	15.12	7.52	7.82	9.53	10.11	10.25
S&P 500 Index	3.85	15.43	16.37	7.24	7.15	7.91	9.37	9.88(d)
Dow Jones Industrial Average	2.75	15.35	13.69	7.35	7.59	8.29	10.07	10.66(d)
Nasdaq Composite Index	10.01	16.45	18.62	10.15	9.92	8.52	9.68	8.39(e)

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)  Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d) From August 31, 1986, the date closest to the Fund’s inception for which data is available. (e) From September 30, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended September 30, 2016 (Unaudited)

	Shares	Ownership at September 30, 2016
NET PURCHASES
Common Stocks
Alcoa Inc.	15,000	125,000
Alere Inc.	1,500	70,000
Allergan plc	2,000	14,500
Ascena Retail Group Inc.	96,811	96,811
Ashland Global Holdings Inc.	10,000	10,000
BioScrip Inc.	25,000	1,930,453
Blackhawk Network Holdings Inc.	16,300	16,300
Brown-Forman Corp., Cl. A(a)	52,659	106,200
Brown-Forman Corp., Cl. B(b)	17,975	35,950
Canadian Solar Inc.	70,000	70,000
Church & Dwight Co. Inc.(c)	14,000	28,000
CommerceHub Inc., Cl. C	13,466	13,466
CommerceHub Inc., Cl. A	4,733	4,733
Dana Inc.	6,800	240,900
Deutsche Bank AG	3,223	16,000
Diebold Inc.	5,000	95,000
DISH Network Corp., Cl. A	5,000	77,900
EchoStar Corp., Cl. A	5,000	80,300
Endo International plc	25,000	25,000
Financial Engines Inc.	2,000	8,000
H&R Block Inc.	3,000	61,000
Herc Holdings Inc.	42,000	42,000
Hertz Global Holdings Inc.	62,000	62,000
Internap Corp.	477,150	1,042,862
Jason Industries Inc.	127,885	192,885
Johnson Controls International plc(d)	347,178	347,178
Liberty Braves Group., Cl. C	2,116	73,758
Liberty Braves Group., Cl. A	1,000	10,700
Liberty Broadband Corp., Cl. C	2,145	64,192
Liberty Global plc., Cl. C	5,000	417,893
Liberty Interactive Corp. QVC Group., Cl. A	13,200	218,200
Liberty Media Group., Cl. C	4,000	52,250
LinkedIn Corp., Cl. A	10,000	25,000
Loral Space & Communications Inc.	4,000	21,000
Marriott International, Inc., Cl. A	23,200	23,200
Millicom International Cellular SA	9,000	56,000
Navistar International Corp.	126	158,000
Och-Ziff Capital Management Group LLC., Cl. A	28,000	50,000
ServiceMaster Global Holdings Inc.	14,000	14,000
Telesites SAB de CV	105,000	105,000
Terex Corp.	5,000	5,000
The E.W. Scripps Co., Cl. A	15,000	40,000
The New Germany Fund Inc.(e)	3,808	135,374
The WhiteWave Foods Co.	15,000	57,000

	Shares	Ownership at September 30, 2016
TimkenSteel Corp.	55,000	120,000
Twenty-First Century Fox Inc., Cl. B	1,000	370,000
Viacom Inc., Cl. A	3,021	279,521
Vodafone Group plc	8,000	48,027
Waddell & Reed Financial Inc., Cl. A	13,000	70,000
Wynn Resorts Ltd.	2,500	5,000

NET SALES
Common Stocks
AMETEK Inc.	(1,000)	436,000
Ascent Capital Group Inc., Cl. A	(10,000)	12,000
Ashland Inc.	(10,000)	—
AT&T Inc.	(10,000)	195,000
Avon Products Inc.	(5,000)	125,000
Baxter International Inc.	(5,000)	17,000
BioMarin Pharmaceutical Inc.	(7,500)	—
Cempra Inc.	(20,000)	68,400
CIT Group Inc.	(6,000)	12,800
Corning Inc.	(5,000)	435,000
CST Brands Inc.	(15,000)	110,500
Deere & Co.	(3,395)	271,000
DigitalGlobe Inc.	(12,000)	23,000
Discovery Communications Inc., Cl. C	(5,000)	239,800
Donaldson Co. Inc.	(11,000)	343,893
Energizer Holdings Inc.	(4,000)	148,000
Flowserve Corp.	(18,181)	225,000
Fortinet Inc.	(5,000)	20,000
Gaming and Leisure Properties Inc.	(5,400)	15,000
Gogo Inc.	(10,000)	190,000
Grupo Televisa SAB	(9,000)	542,000
Hertz Global Holdings Inc.	(290,000)	—
Inventure Foods Inc.	(61,653)	138,347
Jardine Matheson Holdings Ltd.	(1,300)	16,000
Johnson Controls Inc.(d)	(160,600)	—
Liberty Global plc LiLAC., Cl. A	(736)	21,712
Liberty Global plc LiLAC., Cl. C	(14,348)	42,918
Liberty SiriusXM Group., Cl. C	(7,000)	173,000
Macy’s Inc.	(10,000)	326,000
Medtronic plc	(6,000)	14,000
MeredithCorp.	(4,000)	96,300
Methanex Corp.	(10,000)	75,000
MSG Networks Inc., Cl. A	(5,000)	292,400
Mylan NV	(4,000)	5,000
O’Reilly Automotive Inc.	(3,000)	77,000
Penske Automotive Group Inc.	(2,000)	30,000
Quinpario Acquisition Corp. 2	(17,100)	32,900
Rollins Inc.	(16,000)	1,709,577

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended September 30, 2016 (Unaudited)

	Shares	Ownership at September 30, 2016
Rolls-Royce Holdings plc., Cl. C(f)	(85,839,000)	—
Rowan Companies plc., Cl. A	(5,000)	130,000
Shire plc	(426)	1,500
Starwood Hotels & Resorts Worldwide Inc.(g)	(29,000)	—
Telesites SAB	(105,000)	—
Tyco International plc(d)	(223,000)	—
United Natural Foods Inc.	(15,000)	32,000
UnitedHealth Group Inc.	(5,000)	79,000
Vivendi SA	(5,000)	295,000
William Demant Holding A/S	(4,500)	268,000
(a)	Stock Split - 2 new shares for every 1 share held of Brown-Forman Corp., Cl. A
(b)	Stock Split - 2 new shares for every 1 share held of Brown-Forman Corp., Cl. B
(c)	Stock Split - 2 new shares for every 1 share held of Church & Dwight Co. Inc.
(d)	Merger - $5.7293 cash plus 0.8357 shares of Johnson Controls International plc for every 1 share of Johnson Controls Inc.
(e)	Stock dividend - 0.0289 shares of The New Germany Fund Inc. for every 1 share held.
(f)	Cash Merger - GBP 0.001 in cash for every 1 share held
(g)	Merger - $21 cash plus 0.80 shares of Marriott International Inc. Class A for every 1 share of Starwood Hotels & Resorts Worldwide Inc.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.8%
	Food and Beverage — 11.9%
3,000	Ajinomoto Co. Inc.	$66,343
106,200	Brown-Forman Corp., Cl. A	5,283,450
35,950	Brown-Forman Corp., Cl. B	1,705,468
63,800	Campbell Soup Co.	3,489,860
65,000	Chr. Hansen Holding A/S	3,863,969
15,000	Coca-Cola European Partners plc	598,500
125,000	ConAgra Foods Inc.	5,888,750
30,000	Constellation Brands Inc., Cl. A	4,994,700
18,000	Crimson Wine Group Ltd.†	155,700
201,500	Danone SA	14,950,825
652,800	Davide Campari-Milano SpA	7,355,266
188,000	Diageo plc, ADR	21,815,520
85,400	Dr Pepper Snapple Group Inc.	7,797,874
80,000	Flowers Foods Inc.	1,209,600
76,200	Fomento Economico Mexicano SAB de CV, ADR	7,013,448
55,000	General Mills Inc.	3,513,400
1,848,400	Grupo Bimbo SAB de CV, Cl. A	4,890,363
41,300	Heineken NV	3,633,160
11,000	Ingredion Inc.	1,463,660
138,347	Inventure Foods Inc.†	1,300,462
105,000	ITO EN Ltd.	3,706,918
22,800	Kellogg Co.	1,766,316
64,000	Kerry Group plc, Cl. A	5,265,573
9,700	LVMH Moet Hennessy Louis Vuitton SE	1,654,096
45,000	Maple Leaf Foods Inc.	1,032,776
290,000	Mondelēz International Inc., Cl. A	12,731,000
70,000	Morinaga Milk Industry Co. Ltd.	557,073
42,900	Nestlé SA	3,380,335
198,000	PepsiCo Inc.	21,536,460
39,200	Pernod Ricard SA	4,639,144
26,000	Post Holdings Inc.†	2,006,420
40,000	Remy Cointreau SA	3,413,653
55,333	The Kraft Heinz Co.	4,952,857
117,600	The Coca-Cola Co.	4,976,832
32,000	The Hain Celestial Group Inc.†	1,138,560
3,000	The J.M. Smucker Co.	406,620
57,000	The WhiteWave Foods Co.†	3,102,510
128,941	Tootsie Roll Industries Inc.	4,748,897
50,000	Tyson Foods Inc., Cl. A	3,733,500
341,000	Yakult Honsha Co. Ltd.	15,266,900

		201,006,758

	Financial Services — 8.6%
417,000	American Express Co.(a)	26,704,680
25,000	American International Group Inc.	1,483,500
14,520	Argo Group International Holdings Ltd.	819,218
72,000	Banco Santander SA, ADR	317,520
123	Berkshire Hathaway Inc., Cl. A†	26,595,060
16,300	Blackhawk Network Holdings Inc.†	491,771
10,000	Calamos Asset Management Inc., Cl. A	68,200

Shares		Market Value

12,800	CIT Group Inc.	$464,640
88,000	Citigroup Inc.	4,156,240
9,000	Cullen/Frost Bankers Inc.	647,460
16,000	Deutsche Bank AG†	209,440
8,000	Financial Engines Inc.	237,680
50,000	Fortress Investment Group LLC, Cl. A	247,000
61,000	H&R Block Inc.	1,412,150
20,000	Hennessy Capital Acquisition Corp. II†	203,500
40,000	Interactive Brokers Group Inc., Cl. A	1,410,800
340,100	Janus Capital Group Inc.	4,764,801
61,400	JPMorgan Chase & Co.	4,088,626
32,400	Kinnevik AB, Cl. A	901,133
125,000	Legg Mason Inc.	4,185,000
95,900	Leucadia National Corp.	1,825,936
14,000	Loews Corp.	576,100
125,000	Marsh & McLennan Companies Inc.	8,406,250
9,000	Moody’s Corp.	974,520
50,000	Och-Ziff Capital Management Group LLC, Cl. A	217,000
20,000	PayPal Holdings Inc.†	819,400
32,900	Quinpario Acquisition Corp. 2†	333,442
105,300	S&P Global Inc.	13,326,768
124,100	State Street Corp.	8,641,083
17,000	SunTrust Banks Inc.	744,600
103,400	T. Rowe Price Group Inc.	6,876,100
210,500	The Bank of New York Mellon Corp.	8,394,740
20,000	The Charles Schwab Corp.	631,400
12,300	The Dun & Bradstreet Corp.	1,680,426
10,000	The PNC Financial Services Group Inc.	900,900
13,000	W. R. Berkley Corp.	750,880
70,000	Waddell & Reed Financial Inc., Cl. A	1,271,200
235,000	Wells Fargo & Co.	10,405,800

		146,184,964

	Entertainment — 6.7%
30,812	Charter Communications Inc., Cl. A†	8,318,316
41,600	Discovery Communications Inc., Cl. A†	1,119,872
239,800	Discovery Communications Inc., Cl. C†	6,309,138
542,000	Grupo Televisa SAB, ADR	13,923,980
10,700	Liberty Braves Group, Cl. A†	186,715
73,758	Liberty Braves Group, Cl. C†	1,281,914
143,123	Media General Inc.†	2,637,757
24,000	Pinnacle Entertainment Inc.†	296,160
71,700	Starz, Cl. A†	2,236,323
103,134	The Madison Square Garden Co, Cl. A†	17,471,931
201,800	Time Warner Inc.	16,065,298
40,000	Tokyo Broadcasting System Holdings Inc.	619,693
560,200	Twenty-First Century Fox Inc., Cl. A	13,568,044
370,000	Twenty-First Century Fox Inc., Cl. B	9,153,800
70,000	Universal Entertainment Corp.†	2,064,691
279,521	Viacom Inc., Cl. A	11,969,089
295,000	Vivendi SA	5,948,449

		113,171,170

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 5.6%
436,000	AMETEK Inc.	$20,832,080
7,000	Amphenol Corp., Cl. A	454,440
94,000	CIRCOR International Inc.	5,598,640
343,893	Donaldson Co. Inc.	12,837,526
225,000	Flowserve Corp.	10,854,000
37,400	Franklin Electric Co. Inc.	1,522,554
257,000	IDEX Corp.	24,047,490
43,000	Ingersoll-Rand plc	2,921,420
4,000	Manitowoc Foodservice Inc.†	64,880
40,100	Mueller Industries Inc.	1,300,042
13,000	Sealed Air Corp.	595,660
45,000	Tenaris SA, ADR	1,278,000
10,000	The Greenbrier Companies Inc.	353,000
4,000	The Manitowoc Co. Inc.	19,160
76,000	The Timken Co.	2,670,640
59,600	The Weir Group plc	1,313,252
125,000	Watts Water Technologies Inc., Cl. A	8,105,000

		94,767,784

	Health Care — 5.1%
6,000	Agilent Technologies Inc.	282,540
30,000	Akorn Inc.†	817,800
70,000	Alere Inc.†	3,026,800
14,500	Allergan plc†	3,339,495
34,000	Amgen Inc.	5,671,540
17,000	Baxter International Inc.	809,200
10,000	Becton, Dickinson and Co.	1,797,300
9,200	Biogen Inc.†	2,879,876
1,930,453	BioScrip Inc.†	5,579,009
270,000	Boston Scientific Corp.†	6,426,000
76,300	Bristol-Myers Squibb Co.	4,114,096
68,400	Cempra Inc.†	1,655,280
15,000	DaVita Inc.†	991,050
25,000	Endo International plc†	503,750
20,000	Express Scripts Holding Co.†	1,410,600
28,000	Henry Schein Inc.†	4,563,440
46,800	Indivior plc	185,921
37,000	Johnson & Johnson	4,370,810
25,000	Mead Johnson Nutrition Co.	1,975,250
14,000	Medtronic plc.	1,209,600
95,200	Merck & Co. Inc.	5,941,432
5,000	Mylan NV†	190,600
88,200	Novartis AG, ADR	6,964,272
1,500	Shire plc, ADR	290,790
15,000	Teva Pharmaceutical Industries Ltd., ADR	690,150
79,000	UnitedHealth Group Inc.	11,060,000
4,000	Waters Corp.†	633,960
268,000	William Demant Holding A/S†	5,470,873
8,600	Zimmer Biomet Holdings Inc.	1,118,172

Shares		Market Value

35,000	Zoetis Inc.	$1,820,350

		85,789,956

	Diversified Industrial — 4.7%
500	Acuity Brands Inc.	132,300
160,000	Ampco-Pittsburgh Corp.	1,774,400
175,100	Crane Co.	11,033,051
149,000	General Electric Co.	4,413,380
134,000	Greif Inc., Cl. A	6,645,060
12,800	Greif Inc., Cl. B	775,552
32,000	Griffon Corp.	544,320
336,000	Honeywell International Inc.	39,174,240
117,000	ITT Inc.	4,193,280
11,000	Jardine Strategic Holdings Ltd.	359,700
40,000	Kennametal Inc.	1,160,800
50,000	Myers Industries Inc.	649,500
86,000	Park-Ohio Holdings Corp.	3,134,700
9,666	Rayonier Advanced Materials Inc.	129,234
30,000	Rexnord Corp.†	642,300
14,000	ServiceMaster Global Holdings Inc.†	471,520
15,000	Sulzer AG	1,568,708
5,000	Terex Corp.	127,050
100,000	Toray Industries Inc.	965,436
12,000	Tredegar Corp.	223,080
46,000	Trinity Industries Inc.	1,112,280

		79,229,891

	Consumer Products — 4.4%
125,000	Avon Products Inc.	707,500
15,300	Christian Dior SE	2,742,240
28,000	Church & Dwight Co. Inc.	1,341,760
65,600	Coty Inc., Cl. A	1,541,600
5,000	Crocs Inc.†	41,500
196,600	Edgewell Personal Care Co.†	15,633,632
148,000	Energizer Holdings Inc.	7,394,080
2,100	Givaudan SA	4,273,495
95,000	Hanesbrands Inc.	2,398,750
23,800	Harley-Davidson Inc.	1,251,642
1,270	Hermes International	516,808
5,000	Mattel Inc.	151,400
11,000	National Presto Industries Inc.	965,690
10,000	Oil-Dri Corp. of America	376,400
46,800	Reckitt Benckiser Group plc	4,406,911
27,600	Svenska Cellulosa AB, Cl. B	819,751
816,900	Swedish Match AB	29,976,234

		74,539,393

	Automotive: Parts and Accessories — 4.2%
107,600	BorgWarner Inc.	3,785,368
104,900	CLARCOR Inc.	6,818,500
240,900	Dana Inc.	3,755,631
241,400	Genuine Parts Co.	24,248,630
192,885	Jason Industries Inc.†	428,205

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Automotive: Parts and Accessories (Continued)
180,000	Modine Manufacturing Co.†	$2,134,800
77,000	O’Reilly Automotive Inc.†	21,568,470
115,000	Standard Motor Products Inc.	5,492,400
73,000	Superior Industries International Inc.	2,128,680
14,000	Visteon Corp.	1,003,240

		71,363,924

	Energy and Utilities — 4.1%
11,000	ABB Ltd., ADR	247,610
39,000	Anadarko Petroleum Corp.	2,471,040
59,000	Apache Corp.	3,768,330
80,000	BP plc, ADR	2,812,800
70,000	Canadian Solar Inc.†	961,800
16,000	CMS Energy Corp.	672,160
185,100	ConocoPhillips	8,046,297
207,500	El Paso Electric Co.	9,704,775
24,000	Eversource Energy	1,300,320
57,600	Exxon Mobil Corp.	5,027,328
140,000	GenOn Energy Inc., Escrow†	0
196,400	Halliburton Co.	8,814,432
4,000	Marathon Oil Corp.	63,240
8,000	Marathon Petroleum Corp.	324,720
20,000	Murphy USA Inc.†	1,427,200
19,000	National Fuel Gas Co.	1,027,330
13,500	NextEra Energy Inc.	1,651,320
1,000	Niko Resources Ltd., OTC†	98
3,000	Niko Resources Ltd., Toronto†	297
32,400	Oceaneering International Inc.	891,324
15,100	Phillips 66	1,216,305
130,000	Rowan Companies plc, Cl. A	1,970,800
28,000	RPC Inc.†	470,400
15,000	Southwest Gas Corp.	1,047,900
100,000	Spectra Energy Corp.	4,275,000
101,000	The AES Corp.	1,297,850
35,000	Weatherford International plc†	196,700
162,000	Westar Energy Inc.	9,193,500

		68,880,876

	Consumer Services — 3.6%
20,000	eBay Inc.†	658,000
43,000	IAC/InterActiveCorp.	2,686,210
218,200	Liberty Interactive Corp. QVC Group, Cl. A†	4,366,182
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	458,850
67,330	Liberty Ventures, Cl. A†	2,684,447
1,709,577	Rollins Inc.	50,056,415
5,500	TripAdvisor Inc.†	347,490

		61,257,594

	Cable and Satellite — 3.5%
258,600	AMC Networks Inc., Cl. A†	13,410,996
2,100	Cable One Inc.	1,226,400

Shares		Market Value

90,000	Comcast Corp., Cl. A	$5,970,600
77,900	DISH Network Corp., Cl. A†	4,267,362
80,300	EchoStar Corp., Cl. A†	3,519,549
21,712	Liberty Global plc LiLAC, Cl. A†	599,034
42,918	Liberty Global plc LiLAC, Cl. C†	1,203,850
437,890	Rogers Communications Inc., New York, Cl. B	18,575,294
19,310	Rogers Communications Inc., Toronto, Cl. B	819,234
108,800	Scripps Networks Interactive Inc., Cl. A	6,907,712
120,000	Shaw Communications Inc., New York, Cl. B	2,455,200
40,000	Shaw Communications Inc., Toronto, Cl. B	818,629

		59,773,860

	Telecommunications — 3.5%
195,000	AT&T Inc.	7,918,950
55,400	BCE Inc.	2,558,372
914,200	BT Group plc, Cl. A	4,609,984
750,000	Cincinnati Bell Inc.†	3,060,000
100,000	Deutsche Telekom AG, ADR	1,679,000
190,000	Gogo Inc.†	2,097,600
32,001	Harris Corp.	2,931,612
36,000	Hellenic Telecommunications Organization SA	315,438
15,000	Hellenic Telecommunications Organization SA
	ADR	65,250
264,732	Koninklijke KPN NV	878,782
7,040,836	LIME†	48,015
21,000	Loral Space & Communications Inc.†	821,310
22,000	Oi SA, ADR†	19,866
31,053	Sprint Corp.†	205,881
21,000	Telecom Argentina SA, ADR	384,300
570,000	Telecom Italia SpA†	473,191
70,000	Telefonica Brasil SA, ADR	1,012,900
595,739	Telefonica SA, ADR	6,005,049
563,700	Telephone & Data Systems Inc	15,321,366
105,000	Telesites SAB de CV†	59,297
25,000	TELUS Corp.	824,917
125,000	Verizon Communications Inc.	6,497,500
48,027	Vodafone Group plc, ADR	1,399,987

		59,188,567

	Retail — 3.3%
5,000	Advance Auto Parts Inc.	745,600
96,811	Ascena Retail Group Inc.†	541,173
76,300	AutoNation Inc.†	3,716,573
39,000	Costco Wholesale Corp.	5,947,890
110,500	CST Brands Inc.	5,313,945
117,800	CVS Health Corp.	10,483,022
62,000	Hertz Global Holdings Inc.†	2,489,920
22,100	HSN Inc.	879,580
50,000	J.C. Penney Co. Inc.†	461,000
326,000	Macy’s Inc.	12,078,300
30,000	Penske Automotive Group Inc.	1,445,400
33,300	Sally Beauty Holdings Inc.†	855,144
17,000	The Cheesecake Factory Inc.	851,020

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
3,000	Tiffany & Co.	$217,890
32,000	United Natural Foods Inc.†	1,281,280
52,000	Walgreens Boots Alliance Inc.	4,192,240
33,200	Wal-Mart Stores Inc.	2,394,384
35,000	Whole Foods Market Inc.	992,250

		54,886,611

	Business Services — 3.1%
14,334	Allegion plc	987,756
7,500	Aramark	285,225
12,000	Ascent Capital Group Inc., Cl. A†	278,040
157,000	Clear Channel Outdoor Holdings Inc., Cl. A	916,880
1,650	Contax Participacoes SA†	5,353
95,000	Diebold Inc.	2,355,050
23,000	DigitalGlobe Inc.†	632,500
3,000	Edenred	70,148
160,000	G4S plc	472,418
16,000	Jardine Matheson Holdings Ltd.	969,760
88,000	Landauer Inc.	3,914,240
23,300	Macquarie Infrastructure Corp.	1,939,492
317,000	MasterCard Inc., Cl. A	32,261,090
306,000	The Interpublic Group of Companies Inc.	6,839,100
10,000	Vectrus Inc.†	152,300
12,800	Visa Inc., Cl. A	1,058,560

		53,137,912

	Specialty Chemicals — 2.6%
10,000	Ashland Global Holdings Inc.	1,159,500
110,000	Chemtura Corp.†	3,609,100
20,000	E. I. du Pont de Nemours and Co.	1,339,400
480,000	Ferro Corp.†	6,628,800
8,000	FMC Corp.	386,720
39,000	H.B. Fuller Co.	1,812,330
73,000	International Flavors & Fragrances Inc.	10,436,810
75,000	Methanex Corp.	2,676,000
250,000	OMNOVA Solutions Inc.†	2,110,000
181,800	Sensient Technologies Corp.	13,780,440
9,000	SGL Carbon SE†	105,551
2,000	The Chemours Co.	32,000

		44,076,651

	Electronics — 2.5%
20,610	Bel Fuse Inc., Cl. A	415,292
7,000	Emerson Electric Co.	381,570
4,000	Hitachi Ltd., ADR	186,900
49,496	Integrated Device Technology Inc.†	1,143,358
54,000	Intel Corp.	2,038,500
347,178	Johnson Controls International plc	16,154,192
34,170	Koninklijke Philips NV	1,011,090
2,400	Mettler-Toledo International Inc.†	1,007,592
41,000	TE Connectivity Ltd.	2,639,580

Shares		Market Value

240,000	Texas Instruments Inc.	$16,843,200

		41,821,274

	Machinery — 2.3%
12,800	Caterpillar Inc.	1,136,256
53,592	CNH Industrial NV	386,934
271,000	Deere & Co.(a)	23,129,850
286,000	Xylem Inc.	15,000,700

		39,653,740

	Broadcasting — 2.2%
253,300	CBS Corp., Cl. A, Voting	13,908,703
2,000	Cogeco Inc.	78,387
17,334	Corus Entertainment Inc., OTC, Cl. B	160,860
6,666	Corus Entertainment Inc., Toronto, Cl. B	61,734
16,000	Gray Television Inc.†	165,760
19,250	Liberty Broadband Corp., Cl. A†	1,350,580
64,192	Liberty Broadband Corp., Cl. C†	4,588,444
19,250	Liberty Media Group, Cl. A†	551,513
52,250	Liberty Media Group, Cl. C†	1,470,315
89,000	Liberty SiriusXM Group, Cl. A†	3,024,220
173,000	Liberty SiriusXM Group, Cl. C†	5,779,930
292,400	MSG Networks Inc., Cl. A†	5,441,564
85,200	Television Broadcasts Ltd.	325,141

		36,907,151

	Aerospace and Defense — 2.0%
275,000	Aerojet Rocketdyne Holdings Inc.†	4,834,500
1,246,553	BBA Aviation plc	4,037,661
35,800	Kaman Corp.	1,572,336
17,500	Northrop Grumman Corp.	3,744,125
1,209,000	Rolls-Royce Holdings plc	11,282,663
60,000	The Boeing Co.	7,904,400

		33,375,685

	Aviation: Parts and Services — 1.6%
31,000	B/E Aerospace Inc.	1,601,460
262,300	Curtiss-Wright Corp.	23,898,153
25,500	KLX Inc.†	897,600

		26,397,213

	Hotels and Gaming — 1.5%
16,000	Accor SA	634,651
45,000	Belmond Ltd., Cl. A†	571,950
90,000	Genting Singapore plc	49,498
8,000	Hyatt Hotels Corp., Cl. A†	393,760
9,095	International Game Technology plc	221,736
35,497	Interval Leisure Group Inc.	609,483
629,400	Ladbrokes plc	1,142,109
43,000	Las Vegas Sands Corp.	2,474,220
4,569,500	Mandarin Oriental International Ltd.	5,963,198
23,200	Marriott International, Inc., Cl. A	1,562,056
70,000	MGM China Holdings Ltd.	121,474
75,000	MGM Resorts International†	1,952,250

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
188,800	Ryman Hospitality Properties Inc.	$9,092,608
200,000	The Hongkong & Shanghai Hotels Ltd.	198,546
4,000	Wyndham Worldwide Corp.	269,320
5,000	Wynn Resorts Ltd.	487,100

		25,743,959

	Environmental Services — 1.4%
35,000	Pentair plc	2,248,400
230,800	Republic Services Inc.	11,643,860
157,400	Waste Management Inc.	10,035,824

		23,928,084

	Computer Software and Services — 1.4%
4,000	Alphabet Inc., Cl. C†	3,109,160
85,000	Blucora Inc.†	952,000
6,000	Check Point Software Technologies Ltd.†	465,660
4,733	CommerceHub Inc., Cl. A†	74,781
13,466	CommerceHub Inc., Cl. C†	214,244
20,000	Fortinet Inc.†	738,600
17,000	Hewlett Packard Enterprise Co.	386,750
1,042,862	Internap Corp.†	1,720,722
23,000	InterXion Holding NV†	833,060
25,000	LinkedIn Corp., Cl. A†	4,778,000
62,000	NCR Corp.†	1,995,780
20,900	Rockwell Automation Inc.	2,556,906
15,000	VeriFone Systems Inc.†	236,100
130,000	Yahoo! Inc.†	5,603,000

		23,664,763

	Telecommunication Services — 1.1%
151,505	Liberty Global plc, Cl. A†	5,178,441
417,893	Liberty Global plc, Cl. C†	13,807,185

		18,985,626

	Wireless Communications — 0.8%
105,000	America Movil SAB de CV, Cl. L, ADR	1,201,200
56,000	Millicom International Cellular SA, SDR	2,904,835
150,000	NTT DoCoMo Inc.	3,789,754
46,075	Tim Participacoes SA, ADR	563,958
35,000	T-Mobile US Inc.†	1,635,200
104,600	United States Cellular Corp.†	3,801,164

		13,896,111

	Metals and Mining — 0.7%
37,400	Agnico Eagle Mines Ltd.	2,026,332
125,000	Alcoa Inc.	1,267,500
54,000	Barrick Gold Corp.	956,880
30,000	Cliffs Natural Resources Inc.†	175,500
50,000	Freeport-McMoRan Inc.	543,000
4,800	Materion Corp.	147,408
50,000	New Hope Corp. Ltd.	67,351
143,600	Newmont Mining Corp.	5,642,044

Shares		Market Value

120,000	TimkenSteel Corp.†	$1,254,000
140,000	Turquoise Hill Resources Ltd.†	415,800
15,000	Vale SA, ADR	82,500

		12,578,315

	Communications Equipment — 0.7%
12,000	Apple Inc.	1,356,600
435,000	Corning Inc.	10,287,750

		11,644,350

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	8,434,000
16,000	Monsanto Co.	1,635,200
12,800	Syngenta AG, ADR	1,121,280
10,000	The Mosaic Co.	244,600

		11,435,080

	Automotive — 0.6%
95,746	General Motors Co.	3,041,850
158,000	Navistar International Corp.†	3,616,620
69,000	PACCAR Inc.	4,055,820

		10,714,290

	Publishing — 0.6%
1,500	Graham Holdings Co., Cl. B	722,055
96,300	Meredith Corp.	5,006,637
125,000	News Corp., Cl. A	1,747,500
150,600	News Corp., Cl. B	2,141,532
40,000	The E.W. Scripps Co., Cl. A†	636,000

		10,253,724

	Building and Construction — 0.5%
19,000	Armstrong Flooring Inc.†	358,720
18,000	Assa Abloy AB, Cl. B	365,715
80,000	Fortune Brands Home & Security Inc.	4,648,000
42,000	Herc Holdings Inc.†	1,415,400
45,000	Layne Christensen Co.†	382,950
50,000	Taylor Morrison Home Corp., Cl. A†	880,000

		8,050,785

	Real Estate — 0.5%
40,000	Forest City Realty Trust Inc., Cl. A	925,200
56,000	Griffin Industrial Realty Inc.	1,774,640
265,000	The St. Joe Co.†	4,870,700

		7,570,540

	Transportation — 0.4%
138,800	GATX Corp.	6,183,540

	Closed-End Funds — 0.2%
4,285	Royce Global Value Trust Inc.	34,837
30,000	Royce Value Trust Inc.	379,800
88,969	The Central Europe, Russia, and Turkey Fund Inc.	1,708,205

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Closed-End Funds (Continued)
135,374	The New Germany Fund Inc.	$1,942,617

		4,065,459

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	895,550
30,000	Nobility Homes Inc.†	487,500
42,000	Skyline Corp.†	574,980

		1,958,030

	Real Estate Investment Trusts — 0.1%
15,000	Gaming and Leisure Properties Inc.	501,750
29,000	Rayonier Inc.	769,660

		1,271,410

	TOTAL COMMON STOCKS	1,637,355,040

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc.,
	6.750%, Ser. B	1,053,360

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	1,795

	Financial Services — 0.0%
10,500	JPMorgan Chase & Co.†	258,615

	TOTAL WARRANTS	260,410

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$ 2,000,000	Griffon Corp., Sub. Deb.,
	4.000%, 01/15/17(b)	2,412,500

	U.S. GOVERNMENT OBLIGATIONS — 3.0%
	U.S. Treasury Bills — 3.0%
50,388,000	U.S. Treasury Bills,
	0.130% to 0.476%††,
	10/27/16 to 03/30/17	50,346,800

	TOTAL INVESTMENTS — 100.0% (Cost $992,942,675)	$1,691,428,110

Market Value
Aggregate tax cost	$1,004,183,287

Gross unrealized appreciation	$757,024,771
Gross unrealized depreciation	(69,779,948)

Net unrealized appreciation/depreciation	$687,244,823

Number of		Expiration	Unrealized
Contracts		Date	Depreciation
	FUTURES CONTRACTS — SHORT POSITION
235	S&P 500 Index Futures (E-Mini)(c)	12/16/16	$(18,020)

(a)	Securities, or a portion thereof, with a value of $41,510,100, were pledged as collateral for futures contracts.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of the Rule 144A security amounted to $2,412,500 or 0.14% of total investments.

(c)	At September 30, 2016, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	82.2%	$1,390,415,992
Europe	13.9	235,186,894
Latin America	2.3	38,010,479
Japan	1.6	27,223,708
Asia/Pacific	0.0	591,037

Total Investments	100.0%	$1,691,428,110

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$68,880,778	$ 98	$ 0	$68,880,876
Financial Services	145,981,464	203,500	—	146,184,964
Manufactured Housing and Recreational Vehicles	1,470,530	487,500	—	1,958,030
Other Industries (a)	1,420,331,170	—	—	1,420,331,170
Total Common Stocks	1,636,663,942	691,098	0	1,637,355,040
Convertible Corporate Bonds (a)	—	2,412,500	—	2,412,500
Convertible Preferred Stocks (a)	1,053,360		—	1,053,360
Warrants (a)	260,410	—	—	260,410
U.S. Government Obligations	—	50,346,800	—	50,346,800
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,637,977,712	$53,450,398	$ 0	$1,691,428,110

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2016, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at September 30, 2016 are presented in the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2016, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t    800-GABELLI (800-422-3554)

f    914-921-5118

e   info@gabelli.com

    GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Chairman and	Secretary & Vice President
Chief Executive Officer,
Associated Capital Group, Inc.	Agnes Mullady
Treasurer
Anthony J. Colavita
President,	Richard J. Walz
Anthony J. Colavita, P.C.	Chief Compliance Officer

James P. Conn	Carter W. Austin
Former Managing Director &	Vice President
Chief Investment Officer,
Financial Security Assurance	Molly A.F. Marion
Holdings Ltd.	Vice President & Ombudsman

Frank J. Fahrenkopf, Jr.	David I. Schachter
Former President &	Vice President
Chief Executive Officer,
American Gaming Association	INVESTMENT ADVISER

Arthur V. Ferrara	Gabelli Funds, LLC
Former Chairman &	One Corporate Center
Chief Executive Officer,	Rye, New York 10580-1422
Guardian Life Insurance
Company of America	CUSTODIAN

William F. Heitmann	The Bank of New York Mellon
Former Senior Vice President of Finance,
Verizon Communications, Inc.	COUNSEL
Willkie Farr & Gallagher LLP
Anthony R. Pustorino
Certified Public Accountant,	TRANSFER AGENT AND
Professor Emeritus,	REGISTRAR
Pace University
Computershare Trust
Salvatore J. Zizza	Company, N.A.
Chairman,
Zizza & Associates Corp.

GAB Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

*   Print the name and title of each signing officer under his or her signature.